Related parties (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	$ (396)	$ (233)	$ (781)	$ (471)
Financial result	95	(197)	216	(246)
Net operating revenue	134	173	250	325
Alianca Geracao De Energia S A [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses		(24)		(51)
Pelletizing Companies [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(3)	(75)	(29)	(152)
Financial result	(10)	(7)	(20)	(16)
MRS LogisticaS.A. [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(112)	(126)	(214)	(216)
Norte Energia S.a. [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(15)	(16)	(28)	(31)
Other Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(62)	14	(127)	(7)
Financial result				(3)
Net operating revenue	9	8	16	17
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(192)	(227)	(398)	(457)
Financial result	(10)	(7)	(20)	(19)
Net operating revenue	9	8	16	17
Vli S.a. [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(10)	(4)	(22)	(10)
Financial result	(1)		(2)	(1)
Net operating revenue	97	109	165	191
PTVI [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(138)		(297)	(1)
Financial result				3
Anglo American [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(48)		(48)
Financial result	7		7
Other Associates [Member]
IfrsStatementLineItems [Line Items]
Financial result	(6)		(3)
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(196)	(4)	(367)	(11)
Financial result			2	2
Net operating revenue	97	109	165	191
Bradesco [Member]
IfrsStatementLineItems [Line Items]
Financial result	105	(191)	234	(230)
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	27	56	61	117
Cosan [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(8)	(2)	(16)	(3)
Net operating revenue	1		8
Bancodo Brasil [Member]
IfrsStatementLineItems [Line Items]
Financial result		1		1
Major Shareholders [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(8)	(2)	(16)	(3)
Financial result	105	(190)	234	(229)
Net operating revenue	$ 28	$ 56	$ 69	$ 117